Commitments and Contingencies (Details) $ in Thousands	4 Months Ended	5 Months Ended	7 Months Ended
	Apr. 30, 2017 USD ($)	May 31, 2017 USD ($)	Jul. 28, 2017 USD ($)
One Handymax vessel
Property Plant And Equipment [Line Items]
Vessel purchase price			$ 13,750
Vessel capacity in DWT			58,058
One Capesize vessel
Property Plant And Equipment [Line Items]
Vessel purchase price		$ 28,300
Vessel capacity in DWT		180,274
One Panamax vessel
Property Plant And Equipment [Line Items]
Vessel purchase price	$ 13,500
Vessel capacity in DWT	75,511
One Capesize vessel
Property Plant And Equipment [Line Items]
Vessel purchase price	$ 27,500
Vessel capacity in DWT	178,132